Accrued Expenses and Other Liabilities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Other Liabilities [Line Items]
Bills payable	₨ 82,217.8	$ 1,262.8	₨ 166,670.9
Remittances in transit	35,308.9	542.3	73,262.4
Accrued expenses	52,643.5	808.5	33,715.2
Accounts payable	106,510.1	1,635.8	47,871.4
Derivatives	56,124.7	862.0	145,060.5
Others	58,636.6	900.6	43,502.2
Total	₨ 391,441.6	$ 6,012.0	₨ 510,082.6